Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (Parenthetical) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Distributions to members - tax advances and profit distributions (in dollars per share)	$ 1.17	$ 0.93	$ 97.84	$ 14.95